Condensed Consolidated Balance Sheets (Parenthetical) - shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Balance Sheets [Abstract]
Capital account, units outstanding	635,000,000	635,000,000	635,000,000	635,000,000